Stock-Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Original Stock Option Plan [Member]
Stock options
Shares, Beginning Balance	592,594	364,571	364,571
Shares, Granted	0	301,442	304,942
Shares, Allocated to Tilray	143,794
Shares, Exercised	(13,370)		(45,688)
Shares, Forfeited	(6,310)		(25,881)
Shares, Cancelled	(1,042)		(5,350)
Shares, Ending Balance	715,666		592,594	364,571
Shares, Vested and expected to vest	644,381		522,301
Shares, Vested and exercisable	353,209		286,393
Weighted-average exercise price
Weighted-average exercise price, Beginning Balance	$ 4.14	$ 2.41	$ 2.41
Weighted-average exercise price, Allocated to Tilray	4.26
Weighted-average exercise price, Granted			5.92
Weighted-average exercise price, Exercised	3.79		1.81
Weighted-average exercise price, Forfeited	4.24		5.14
Weighted-average exercise price, Cancelled	3.88		3.29
Weighted-average exercise price, Ending Balance	4.21		4.14	$ 2.41
Weighted-average exercise price, Vested and expected to vest	4.03		3.94
Weighted-average exercise price, Vested and exercisable	$ 3.18		$ 2.85
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term	7 years 9 months 18 days		8 years 1 month 6 days	7 years 10 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest	7 years 8 months 12 days		8 years
Weighted-average remaining contractual term, Vested and exercisable	7 years 2 months 12 days		7 years 2 months 12 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 30,892		$ 989	$ 1,185
Aggregate intrinsic value, Vested and expected to vest	27,933		955
Aggregate intrinsic value, Vested and exercisable	$ 15,610		$ 805
2018 Equity Incentive Plan [Member] | Time-based Stock Options [Member]
Stock options
Shares, Beginning Balance	6,015,041
Shares, Granted	10,000	5,479,196	6,106,011
Shares, Exercised	(488,840)
Shares, Forfeited	(46,162)		(90,970)
Shares, Ending Balance	5,490,039		6,015,041
Shares, Vested and expected to vest	5,281,387		5,708,817
Shares, Vested and exercisable	1,800,954		1,312,500
Weighted-average exercise price
Weighted-average exercise price, Beginning Balance	$ 13.54
Weighted-average exercise price, Granted	70.25		$ 13.66
Weighted-average exercise price, Exercised	7.76
Weighted-average exercise price, Forfeited	28.27		21.49
Weighted-average exercise price, Ending Balance	14.03		13.54
Weighted-average exercise price, Vested and expected to vest	13.85		13.54
Weighted-average exercise price, Vested and exercisable	$ 7.76		$ 7.76
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term	8 years 10 months 24 days		7 years 8 months 12 days
Weighted-average remaining contractual term, Vested and expected to vest	8 years 10 months 24 days		9 years 4 months 24 days
Weighted-average remaining contractual term, Vested and exercisable	8 years 10 months 24 days		9 years 4 months 24 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 189,799		$ 342,916
Aggregate intrinsic value, Vested and expected to vest	183,208		326,567
Aggregate intrinsic value, Vested and exercisable	$ 69,877		$ 82,399
2018 Equity Incentive Plan [Member] | Performance-based Stock Options [Member]
Stock options
Shares, Beginning Balance	600,000
Shares, Granted	0	600,000	600,000
Shares, Exercised	(80,000)
Shares, Ending Balance	520,000		600,000
Shares, Vested and expected to vest	518,991		591,486
Shares, Vested and exercisable	220,000		300,000
Weighted-average exercise price
Weighted-average exercise price, Beginning Balance	$ 7.76
Weighted-average exercise price, Granted			$ 7.76
Weighted-average exercise price, Exercised	7.76
Weighted-average exercise price, Ending Balance	7.76		7.76
Weighted-average exercise price, Vested and expected to vest	7.76		7.76
Weighted-average exercise price, Vested and exercisable	$ 7.76		$ 7.76
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term	8 years 10 months 24 days		9 years 4 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest	8 years 10 months 24 days		9 years 4 months 24 days
Weighted-average remaining contractual term, Vested and exercisable	8 years 10 months 24 days		9 years 4 months 24 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 20,176		$ 37,668
Aggregate intrinsic value, Vested and expected to vest	20,137		37,134
Aggregate intrinsic value, Vested and exercisable	$ 8,536		$ 18,834